Average Annual Total Returns - Invesco VI Core Equity Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Large-Cap Core Funds Index 1 Year	Lipper VUF Large-Cap Core Funds Index 5 Years	Lipper VUF Large-Cap Core Funds Index 10 Years
Total	May 02, 1994	13.85%	10.67%	9.55%	Oct. 24, 2001	13.57%	10.40%	9.28%	18.40%	15.22%	13.88%	20.96%	15.60%	14.01%	13.94%	13.11%	12.03%